Condensed Consolidated Statements of Operations (Allied Integral United Inc) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Total revenues			$ 184,000	$ 545,000
COSTS AND EXPENSES
Selling, general and administrative expenses			2,704,000	3,918,000
Research and development			178,000	2,353,000
Depreciation and amortization expenses			38,000	820,000
Total operating expenses			3,143,000	9,833,000
Operating loss			(2,959,000)	(9,288,000)
Other (income) expenses
Net (loss)/income	$ (3,971,204)	$ 1,251,080	(13,775,071)	(7,778,407)
Net loss applicable to Allied Integral United, Inc.			$ (2,957,000)	$ (9,229,000)
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc
Net loss			$ (1.10)	$ (12.33)
Weighted average common shares basic and diluted outstanding			2,686,086	748,658
Allied Integral United Inc [Member]
REVENUES
Total revenues	3,744,061	3,387,849	$ 12,655,527	$ 12,499,119
COSTS AND EXPENSES
Operating expenses	4,601,987	4,371,462	18,099,750	16,408,875
Selling, general and administrative expenses	2,862,780	1,117,389	5,516,693	3,739,073
Research and development		300,000	1,741,177	475,000
Depreciation and amortization expenses	174,459	154,128	601,314	576,637
Total operating expenses	7,639,226	5,942,979	25,958,934	21,199,585
Operating loss	(3,895,165)	(2,555,130)	(13,303,407)	(8,700,466)
Other (income) expenses
Interest expense	78,781	90,775	472,954	818,807
Unrealized (gain) on securities	(244,000)		1,284,000
Other (income) expenses	(70,754)	(38,280)	(169,751)	40,985
Total other (income) expenses	(235,973)	52,495	1,587,203	859,792
Loss before income tax	(3,659,192)	(2,607,625)	(14,890,610)	(9,560,258)
Income tax expense
Loss from continuing operations	(3,659,192)	(2,607,625)	(14,890,610)	(9,560,258)
(Loss)/income from discontinued operations, net of tax (Note 5)	(312,012)	3,858,705	1,115,540	1,781,851
Net (loss)/income	(3,971,204)	1,251,080	(13,775,070)	(7,778,407)
Net loss attributable to non-controlling interest	176,052	535,541	1,994,708	614,414
Preferred stock dividend	(2,746,760)	(2,738,580)	(10,944,480)	(10,981,490)
Net loss applicable to Allied Integral United, Inc.	$ (6,541,912)	$ (951,959)	$ (22,724,842)	$ (18,145,483)
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc
Net loss from continued operations	$ (7.21)	$ (11.73)	$ (31.78)	$ (48.89)
Net (loss)/income from discontinued operations	(0.36)	9.41	1.49	4.37
Net loss	$ (7.57)	$ (2.32)	$ (30.30)	$ (44.52)
Weighted average common shares basic and diluted outstanding	864,040	410,091	750,078	407,591
Allied Integral United Inc [Member] | Resident Fee [Member]
REVENUES
Total revenues	$ 3,744,061	$ 3,387,849	$ 12,655,527	$ 12,499,119